UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest

            Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,492,593
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	905,037
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,203,699

		6,601,329
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	850	853,094
Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	1,685	1,719,256
California — 13.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,386,450
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,606,414
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	890	1,016,905
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	160,518
5.25%, 8/15/49	370	406,933
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	225	253,629
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,495	1,595,658
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (a):
5.00%, 12/01/41	290	313,629
5.00%, 12/01/46	635	684,276

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$5,930	$6,523,652
5.25%, 5/15/39	800	858,320
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	438,934
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.13%, 6/01/47	2,165	2,125,554
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	754,060
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	2,840,069
6.50%, 4/01/33	14,925	16,334,517
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	881,625
Sub-Series I-1, 6.38%, 11/01/19 (c)	1,185	1,328,598
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	595	599,201

		43,108,942
Colorado — 0.4%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,112,799
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/47	215	237,525

		1,350,324
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,471,910

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/20 (c)	$3,385	$3,768,047

		5,239,957
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,211,400
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,165	1,301,526
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,231,909

		6,744,835
District of Columbia — 3.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 4/01/35	435	514,327
Georgetown University Issue, 5.00%, 4/01/42	500	584,725
Kipp Charter School, Series A, 6.00%, 7/01/43	240	278,057
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	3,301,411
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,609,695
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	3,678,604
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,570,767

		12,537,586
Florida — 3.3%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida (a):
5.00%, 5/01/32	470	479,419
5.00%, 5/01/48	1,175	1,182,120
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,340	1,490,723

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	$1,165	$1,285,309
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	3,015	3,741,585
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	2,285	2,468,920

		10,648,076
Georgia — 1.6%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	600	695,442
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	515	607,345
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	141,079
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/19 (c)	3,465	3,704,847

		5,148,713
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,480,961
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	851,930
Illinois — 21.0%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,815	1,819,919
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,656,759
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	786	786,126
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (c)	5,865	6,919,761

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,050	$1,131,112
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/18 (c)	190	200,108
2nd Lien (AGM), 5.25%, 11/01/33	1,135	1,175,701
2nd Lien Project, 5.00%, 11/01/42	915	967,210
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	863,540
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	5,000	5,345,850
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,759,054
Presence Health Network, Series C, 4.00%, 2/15/41	3,330	3,098,898
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	1,980	2,217,541
Series C, 5.00%, 1/01/36	2,615	2,960,389
Series C, 5.00%, 1/01/37	2,800	3,169,824
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,448,506
Series B-2, 5.00%, 6/15/50	2,500	2,508,475
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	501,362
6.00%, 6/01/28	1,140	1,298,859
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	660	727,690
Series A (NPFGC), 6.70%, 11/01/21	4,030	4,512,431
Series C (NPFGC), 7.75%, 6/01/20	1,400	1,561,602
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,577,745
Series A, 5.00%, 4/01/35	3,000	3,084,690
Series A, 5.00%, 4/01/38	3,490	3,569,223
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	630	679,701

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 1/01/18 (c)	$3,000	$3,057,990
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	985	1,072,744
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,804,172

		68,476,982
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	939,136
7.00%, 1/01/44	1,905	2,285,752
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,742,480
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	481,433
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,535,005
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	405	438,518
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	904,562
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	2,993,808
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,437,196

		14,757,890
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	480	490,233
5.50%, 12/01/22	2,340	2,391,293
5.25%, 12/01/25	460	490,673
5.88%, 12/01/26 (a)	410	427,950

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$975	$1,033,432

		4,833,581
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,069,028
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	1,200	1,037,292

		2,106,320
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,770,292
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,076,477
5.25%, 5/15/31	870	923,601
5.25%, 5/15/32	1,110	1,192,728
5.25%, 5/15/33	1,205	1,289,266
5.25%, 5/15/35	505	544,006

		8,796,370
Maryland — 1.2%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel:
5.00%, 9/01/34	430	487,126
5.00%, 9/01/42	840	938,683
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	466,812
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	750	758,362
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	484,096

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB (continued):
University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22 (e)	$660	$789,776

		3,924,855
Massachusetts — 1.9%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	1,370	1,246,494
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,209,763
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,049,697
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,700	1,744,642

		6,250,596
Michigan — 5.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	4,917,503
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (c)	760	850,805
5.50%, 5/15/36	620	678,206
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	956,516
Henry Ford Health System, 4.00%, 11/15/46	1,420	1,434,228

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 5/15/18 (c)	$7,560	$7,847,960

		16,685,218
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,491,400
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (c)	1,065	1,160,200

		4,651,600
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	289,084
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	268,701

		557,785
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	907,401
5.00%, 9/01/42	1,445	1,557,652

		2,465,053
New Jersey — 6.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,719,538
5.25%, 11/01/44	1,525	1,555,256
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,085	1,091,347
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,127,900
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,510,928

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	$50	$51,519
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,985	2,228,877
Series E, 5.00%, 1/01/45	2,615	2,967,842
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	445	461,465
Transportation Program, Series AA, 5.00%, 6/15/44	825	852,052
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,697,130
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,554,858

		19,818,712
New York — 14.7%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,099,856
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	1,960	2,201,060
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,800	1,851,084
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,960	1,919,193
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 2/15/39	920	1,079,142
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (c)	7,015	7,519,729
6.50%, 11/15/18 (c)	580	621,731
6.50%, 11/15/28	1,810	1,940,754
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,045	1,182,303
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	12,169,196

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,220	$1,322,029
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,860	3,097,380
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	373,504
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	943,050
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,309,017
6.00%, 12/01/42	1,250	1,401,387
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47 (f)	1,565	1,845,291

		47,875,706
North Carolina — 0.8%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	655,309
Carolina Village Project, 6.00%, 4/01/38	2,000	2,027,800

		2,683,109
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	3,230	3,042,724
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	731,947
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	452,740

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$275	$298,719

		4,526,130
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	635	682,555
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,034,150
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	850	944,163
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,110,586
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,237,114

		6,008,568
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,855	1,839,789
5.63%, 5/15/43	1,770	1,736,777

		3,576,566
Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	820	893,628
Series B, 4.50%, 6/01/45	2,645	2,662,219
Series B, 5.00%, 6/01/50	2,945	3,023,513

		6,579,360
South Carolina — 4.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,280	3,578,086
AMT, 5.25%, 7/01/55	1,295	1,455,813
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,992,176

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$3,135	$3,505,714

		15,531,789
Tennessee — 0.6%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,051,526
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	690	779,955

		1,831,481
Texas — 7.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (c)	2,140	2,502,259
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (c)	235	263,482
5.00%, 10/01/35	275	304,359
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,036,951
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	856,504
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	455	586,636
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,167,480
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,054,790

Municipal Bonds	Par (000)	Value
Texas (continued)
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	$670	$688,492
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 1/01/19 (c)	5,690	6,111,629
1st Tier System, 6.25%, 1/01/39	1,310	1,396,499
5.00%, 1/01/38	925	1,051,790
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,274,040
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,105,197

		23,400,108
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	2,954,973
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	915	1,047,291

		4,002,264
Virginia — 2.4%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc. (c):
5.13%, 10/01/17	500	503,620
5.13%, 10/01/17	3,440	3,464,906
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,790,050
6.00%, 1/01/37	1,940	2,198,466

		7,957,042
Washington — 7.3%
Central Puget Sound Regional Transit Authority, RB, Series A (c):
(AGM), 5.00%, 11/01/17	7,700	7,780,465
5.00%, 11/01/17	4,000	4,041,800
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 5/01/42 (f)	1,465	1,680,546

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Washington (continued)
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	$755	$843,433
State of Washington, GO, Series D, 5.00%, 2/01/42	2,555	3,000,081
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,520,786
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	3,897,099

		23,764,210
Wisconsin — 3.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (c)	7,100	7,721,108
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,658,995
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,810	1,866,454

		12,246,557
Total Municipal Bonds — 125.9%		409,592,855

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,680	1,773,374
California — 7.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	3,271	3,525,967
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(h)	2,610	2,743,006
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (c)	9,480	10,336,992

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	$2,290	$2,290,000
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	3,074	3,579,643
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	1,077	1,169,155

		23,644,763
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,212,804
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,291,015
Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,373,035
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,564,897
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(h)	2,009	2,166,334
New York — 8.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (c)	927	959,609
5.00%, 6/15/37	5,372	5,559,476
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,575	1,699,268

8	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	$1,610	$1,860,656
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,720	5,495,155
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	6,440	7,433,753
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	3,018,608

		26,026,525
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,914,879
Ohio — 5.3%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,441,880
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	14,656,123

		17,098,003
Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,773,251
South Carolina — 1.6%
South Carolina Public Service Authority, Refunding RB, Series A (c):
5.50%, 1/01/19 (h)	398	423,528
5.50%, 1/01/19	4,603	4,897,173

		5,320,701
Texas — 2.7%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,862,670

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$3,400	$3,823,096
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,831	2,076,665

		8,762,431
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (c)(h)	2,499	2,675,595
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.8%		106,597,607
Total Long-Term Investments (Cost — $478,271,646) — 158.7%		516,190,462

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (i)(j)	8,431,098	8,434,471
Total Short-Term Securities (Cost — $8,433,417) — 2.6%		8,434,471
Total Investments (Cost — $486,705,063*) — 161.3%		524,624,933
Liabilities in Excess of Other Assets — (0.2)%		(285,963)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.1)%		(59,016,921)
VMTP Shares at Liquidation Value — (43.0)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$325,322,049

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$427,791,043

Gross unrealized appreciation	$38,660,207
Gross unrealized depreciation	(745,607)

Net unrealized appreciation	$37,914,600

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $13,391,469.

(i)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,387	8,414,711	8,431,098	$8,434,471	$8,646	$1,116	$1,054

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(30)	September 2017	$3,544	(319)
10-Year U.S. Treasury Note	(42)	September 2017	$5,287	1,100
Long U.S. Treasury Bond	(46)	September 2017	$7,037	(18,752)
Ultra U.S. Treasury Bond	(16)	September 2017	$2,632	(21,732)
Total				$(39,703)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

10	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments[and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$516,190,462	—	$516,190,462
Short-Term Securities	$8,434,471	—	—	8,434,471

Total	$8,434,471	$516,190,462	—	$524,624,933

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,100	—	—	$1,100
Liabilities:
Interest rate contracts	(40,803)	—	—	(40,803)

Total	$(39,703)	—	—	$(39,703)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(58,919,290)	—	$(58,919,290)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

Total	—	$(198,919,290)	—	$(198,919,290)

During the ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniVest Fund II, Inc.

Date: September 25, 2017